Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2021	$ 182	$ 3,012,481	$ (2,047,878)	$ (8,771)	$ 956,014
Balance (in Shares) at Dec. 31, 2021	65,677
Issuance of shares in connection with stock-based compensation plans	$ 3	152			155
Issuance of shares in connection with stock-based compensation plans (in Shares)	731
Stock-based compensation		8,533			8,533
Comprehensive income (loss)			(20,948)	(1,053)	(22,001)
Balance at Mar. 31, 2022	$ 185	3,021,166	(2,068,826)	(9,824)	942,701
Balance (in Shares) at Mar. 31, 2022	66,408
Balance at Dec. 31, 2021	$ 182	3,012,481	(2,047,878)	(8,771)	956,014
Balance (in Shares) at Dec. 31, 2021	65,677
Issuance of Common stock under employee stock purchase plan
Issuance of shares as part of the Covestro acquisition
Balance at Sep. 30, 2022	$ 186	3,037,225	(2,074,462)	(14,223)	948,726
Balance (in Shares) at Sep. 30, 2022	66,784
Balance at Mar. 31, 2022	$ 185	3,021,166	(2,068,826)	(9,824)	942,701
Balance (in Shares) at Mar. 31, 2022	66,408
Issuance of shares in connection with stock-based compensation plans	$ 1	91			92
Issuance of shares in connection with stock-based compensation plans (in Shares)	336
Stock-based compensation		8,831			8,831
Comprehensive income (loss)			(24,385)	(3,530)	(27,915)
Balance at Jun. 30, 2022	$ 186	3,030,088	(2,093,211)	(13,354)	923,709
Balance (in Shares) at Jun. 30, 2022	66,744
Issuance of shares in connection with stock-based compensation plans		13			13
Issuance of shares in connection with stock-based compensation plans (in Shares)	40
Other items		(267)			(267)
Stock-based compensation		7,391			7,391
Comprehensive income (loss)			18,749	(869)	17,880
Balance at Sep. 30, 2022	$ 186	3,037,225	(2,074,462)	(14,223)	948,726
Balance (in Shares) at Sep. 30, 2022	66,784
Balance at Dec. 31, 2022	$ 187	3,048,915	(2,076,852)	(12,818)	959,432
Balance (in Shares) at Dec. 31, 2022	67,086
Issuance of shares in connection with stock-based compensation plans	$ 3	1			4
Issuance of shares in connection with stock-based compensation plans (in Shares)	1,017
Stock-based compensation		8,241			8,241
Comprehensive income (loss)			(22,224)	(990)	(23,214)
Balance at Mar. 31, 2023	$ 190	3,057,157	(2,099,076)	(13,808)	944,463
Balance (in Shares) at Mar. 31, 2023	68,103
Balance at Dec. 31, 2022	$ 187	3,048,915	(2,076,852)	(12,818)	959,432
Balance (in Shares) at Dec. 31, 2022	67,086
Issuance of Common stock under employee stock purchase plan					3,014
Issuance of shares as part of the Covestro acquisition					5,201
Balance at Sep. 30, 2023	$ 194	3,080,877	(2,184,970)	(12,958)	883,143
Balance (in Shares) at Sep. 30, 2023	69,165
Balance at Mar. 31, 2023	$ 190	3,057,157	(2,099,076)	(13,808)	944,463
Balance (in Shares) at Mar. 31, 2023	68,103
Issuance of shares in connection with stock-based compensation plans	$ 1	4			5
Issuance of shares in connection with stock-based compensation plans (in Shares)	268
Issuance of Common stock under employee stock purchase plan	$ 1	3,013			3,014
Issuance of Common stock under employee stock purchase plan (in Shares)	253
Issuance of shares as part of the Covestro acquisition	$ 1	5,200			5,201
Issuance of shares as part of the Covestro acquisition (in Shares)	318
Stock-based compensation		8,022			8,022
Comprehensive income (loss)			(38,615)	1,137	(37,478)
Balance at Jun. 30, 2023	$ 193	3,073,396	(2,137,691)	(12,671)	923,227
Balance (in Shares) at Jun. 30, 2023	68,942
Issuance of shares in connection with stock-based compensation plans	$ 1				1
Issuance of shares in connection with stock-based compensation plans (in Shares)	223
Stock-based compensation		7,481			7,481
Comprehensive income (loss)			(47,279)	(287)	(47,566)
Balance at Sep. 30, 2023	$ 194	$ 3,080,877	$ (2,184,970)	$ (12,958)	$ 883,143
Balance (in Shares) at Sep. 30, 2023	69,165